RELATED PARTY BALANCES AND TRANSACTIONS (Details)	12 Months Ended
Sep. 30, 2018
Jilin Jinong Hi-tech Development Shares Co., Ltd. ("Jinong") [Member]
Related Party Nature Of Relationship	Being long-term investment of the Company (note 10)
Henan Agriculture University [Member]
Related Party Nature Of Relationship	Being the non-controlling interest of Beijing Origin
Beijing Shihui [Member]
Related Party Nature Of Relationship	Being owned by close family members of the Company's Chairman
Zhangye Shihui [Member]
Related Party Nature Of Relationship	Being owned by close family members of the Company's Chairman
Xinjiang Ginbo Seeds Center [Member]
Related Party Nature Of Relationship	Being the non-controlling interest of Xinjiang Origin
Linze Origin Seeds Ltd [Member]
Related Party Nature Of Relationship	Being owned by close family members of the Company's Chairman
De Nong Zheng Cheng Seed Limited [Member]
Related Party Nature Of Relationship	Being owned by close family members of the Company's Chairman
Beijing Origin Zhengzhou Branch("Zhengzhou Branch") [Member]
Related Party Nature Of Relationship	Being controlled by close family members of the Company's Chairman from August 16, 2017 to September 21, 2018